Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Revenue	$ 3,723,475	$ 4,311,188
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 76,328	76,328
Associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	466,000	532,000
Receivables from related party transactions	74,000	73,000
Payables from related party transactions	172,000	198,000
Loans outstanding from related party transactions	$ 76,000	$ 76,000